Securitizations And Variable Interest Entities (Type And Carrying Value Of Financial Assets) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Securitizations And Variable Interest Entities [Abstract]
Equities	¥ 116	¥ 89
Debt securities	84	110
Mortgage and mortgage-backed securities	27	35
Long-term loans receivable	21	22
Total	248	256
Long-term borrowings	¥ 223	¥ 230